Content:
Pages
Contact Information:
Statement to Certificate Holders
2
Analyst:
Sang Huynh
714.259.6213
Statement to Certificate Holders (Factors)
3
sang.huynh@abnamro.com
Pool/Non-Pool Funds Cash Reconciliation
4
Administrator:
Peter Sablich
312.904.8162
Pool Detail and Performance Indicators
5
peter.sablich@abnamro.com
Bond Interest Reconciliation Part I
6
LaSalle Website:
www.etrustee.net
Bond Interest Reconciliation Part II
7
Bond Principal Reconciliation
8
Rating Information
9
Outside Parties To The Transaction
Yield Maintenance Agreement
10
End of Month Balance Reporting
11
15 Month Loan Status Summary Part I
12
15 Month Loan Status Summary Part II
13
15 Month Historical Payoff Summary
14
Prepayment Summary
15
Current Period Realized Loss Detail
16
Historical Realized Loss Summary
17
Realized Loss Summary
18
Historical Collateral Level REO Report
19
Material Breaches Detail
20
Modified Loan Detail
21
Determination
Date:
14-Apr-06
First Pay. Date:
Rating Agency: Standard & Poor's/Moody's Investors Service, Inc.
27-Mar-06
Rated Final
Payment Date:
25-Jan-36
Underwriter: Bear Stearns & Co. Inc.
Closing Date:
28-Feb-06
Master Servicer: EMC Mortgage Corporation
Record Date:
24-Apr-06
Issuer: Bear, Stearns & Co., Inc.
Distribution Count:
Depositor: Bear, Stearns & Co., Inc.
2
Prior Payment:
27-Mar-06
Next Payment:
25-May-06
ABN AMRO Acct : 723481.1
Payment Date:
25-Apr-06
Distribution Date: 25-Apr-06
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
21-Apr-2006 10:10
(c) 2006 LaSalle Bank N.A.

A
07384YUT1
170,051,000.00
160,922,193.41
9,590,908.38
0.00
0.00
151,331,285.03
660,879.60
0.00
5.0981300000%
M-1
07384YUU8
18,616,000.00
18,616,000.00
0.00
0.00
0.00
18,616,000.00
79,751.86
0.00
5.3181300000%
M-2
07384YUV6
5,489,000.00
5,489,000.00
0.00
0.00
0.00
5,489,000.00
24,178.40
0.00
5.4681300000%
M-3
07384YUW4
9,785,000.00
9,785,000.00
0.00
0.00
0.00
9,785,000.00
44,835.89
0.00
5.6881300000%
M-4
07384YUX2
4,415,000.00
4,415,000.00
0.00
0.00
0.00
4,415,000.00
20,692.34
0.00
5.8181300000%
M-5
07384YUY0
4,177,000.00
4,177,000.00
0.00
0.00
0.00
4,177,000.00
22,941.68
0.00
6.8181300000%
M-6
07384YUZ7
4,416,000.00
4,416,000.00
0.00
0.00
0.00
4,416,000.00
24,254.36
0.00
6.8181300000%
M-7
07384YVA1
3,580,000.00
3,580,000.00
0.00
0.00
0.00
3,580,000.00
19,662.73
0.00
6.8181300000%
B-IO
07384YVC7
238,667,329.00 N
229,538,910.41
0.00
0.00
0.00
219,948,002.03
457,306.29
25,540.26
2.2572174451%
R-1
07384YVD5
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
R-2
07384YVE3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
N/A
Total
220,529,000.00
211,400,193.41
9,590,908.38
0.00
0.00
201,809,285.03
1,354,503.15
25,540.26
Total P&I Payment
10,945,411.53
(1)
N denotes notional balance not included in total
(2)
Accrued Interest plus/minus Interest Adjustment minus Deferred Interest equals Interest Payment * Denotes Controlling Class
Distribution Date: 25-Apr-06
Pass-Through
Rate
Deferred Interest
Ending Certificate
Balance
Interest Payment
(2)
Interest
Adjustment
Certificates
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
Current Realized
Loss
Class
CUSIP
Beginning
Certificate Balance
Principal Payment
Original Face Value
(1)
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

A
07384YUT1
170,051,000.00
946.317242533
56.400188061
0.000000000
0.000000000
889.917054472
3.886361150
0.000000000
5.23938000%
M-1
07384YUU8
18,616,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.284049205
0.000000000
5.45938000%
M-2
07384YUV6
5,489,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.404882492
0.000000000
5.60938000%
M-3
07384YUW4
9,785,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.582104241
0.000000000
5.82938000%
M-4
07384YUX2
4,415,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
4.686826727
0.000000000
5.95938000%
M-5
07384YUY0
4,177,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.492382092
0.000000000
6.95938000%
M-6
07384YUZ7
4,416,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.492382246
0.000000000
6.95938000%
M-7
07384YVA1
3,580,000.00
1000.000000000
0.000000000
0.000000000
0.000000000
1000.000000000
5.492382682
0.000000000
6.95938000%
B-IO
07384YVC7
238,667,329.00 N
961.752542217
0.000000000
0.000000000
0.000000000
921.567283430
1.916082490
0.107011966
N/A
R-1
07384YVD5
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
R-2
07384YVE3
0.00
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
0.000000000
N/A
* Per $1,000 of Original Face Value ** Estimated
Bear Stearns Asset Backed Securities Trust
Next Rate **
Deferred Interest *
Ending Certificate
Balance *
Interest Payment *
Interest Adjustment*
Statement to Certificate Holders (FACTORS)
Distribution Date: 25-Apr-06
Asset-Backed Certificates 2006-1
Certificates
Current Realized
Loss *
Original Face
Value
Class
CUSIP
Beginning Certificate
Balance *
Principal
Payment *
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

Interest Summary
Principal Summary
Reserve Fund
Interest Summary
Principal Summary
Beginning Balance
5,000.00
Scheduled Interest
1,427,473.34
Scheduled Prin Distribution
125,190.71
Withdrawal from Trust
0.00
Fees
98,510.44
Curtailments
2,031.23
Reimbursement from Waterfall
0.00
Remittance Interest
1,328,962.89
Prepayments in Full
9,463,686.44
Ending Balance
5,000.00
Other Interest Proceeds/Shortfalls
Liquidation Proceeds
0.00
Insurance/Cap/Yield Maintenance Agreement
Prepayment Penalties
0.00
Repurchase Proceeds
0.00
Other Interest Loss
0.00
Other Principal Proceeds
0.00
Amount paid to the Derivative Administrator
25,541.11
Other Interest Proceeds
0.00
Remittance Principal
9,590,908.38
Non-advancing Interest
0.00
Net PPIS/Relief Act Shortfall
0.00
Modification Shortfall
0.00
Swap Agreement
Other Interest Proceeds/Shortfalls
0.00
Interest Adjusted
1,328,962.89
Net Swap payment payable to the Swap
Fee Summary
Administrator
0.00
Total Servicing Fees
95,641.21
Net Swap payment payable to the Swap Provider
0.00
Total Trustee Fees
2,869.24
LPMI Fees
0.00
Swap Termination payment payable to the Swap
Credit Manager's Fees
0.00
Administrator
0.00
Misc. Fees / Trust Expense
0.00
Swap Termination payment payable to the Swap
0.00
Insurance Premium
0.00
Provider
Total Fees
98,510.44
Advances (Principal & Interest)
Prior Month's Outstanding Advances
1,352,440.96
Current Advances
N/A
Reimbursement of Prior Advances
0.00
Outstanding Advances
1,352,687.69
P&I Due Certificate Holders
10,945,412.38
Pool Source of Funds
Non-Pool Source of Funds
P&I Advances as of the end of the Due Period do not reflect the amount of advances remitted by the Servicer on the Servicer Remittance Date due to additional proceeds received between the end of the Due Period and the Servicer Remittance Date and netted from the P&I Advances stated as of the end of the Due Period.
Distribution Date: 25-Apr-06
Cash Reconciliation Summary
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

Pool Detail
Performance Indicators
Factors Impacting Principal Payment Rules
WA Rates/Life
Historical
Amount
Count
Delinquency Levels
Num
Den
%
Fixed
Adj
Overall
Original Pool Balance
238,667,328.91
1,112
3 mo. Rolling Average
11,551,837.48
224,743,456
5.16%
WAC - Current
6.64%
7.07%
6.95%
Cum Scheduled Principal
252,996.27
6 mo. Rolling Average
11,551,837.48
224,743,456
5.16%
WAC - Original
6.65%
7.07%
6.95%
Cum Unscheduled Principal
18,467,826.21
12 mo. Rolling Average
11,551,837.48
224,743,456
5.16%
WAL - Current
331.41
349.93
344.64
Cum Liquidations
0.00
Loss Levels
Amount
Count
WAL - Original
333.06
350.92
345.83
Cum Deferred Interest
0.00
3 mo. Cum Loss
0.00
6 mo. Cum loss
0.00
Current Index Rate
Current
Amount
Count
%
12 mo. Cum Loss
0.00
Next Index Rate
Beginning Pool
229,538,910.41
1,077
96.18%
Scheduled Principal
125,190.71
0.05%
Triggers
Unscheduled Principal
9,465,717.67
33
3.97%
Deferred Interest
0.00
0.00%
> Delinquency Trigger Event
(2)
NO
Liquidations
0.00
0
0.00%
Delinquency Event Calc
(1)
13,309,270.85
219,948,002
6.05%
Repurchases
0.00
0
0.00%
Ending Pool
219,948,002.03
1,044
92.16%
> Loss Trigger Event?
(3)
NO
Average Loan Balance
210,678.16
Cumulative Loss
0
0.00%
Current Loss Detail
Amount
> Overall Trigger Event?
NO
Liquidation
0.00
Pool Composition
Realized Loss
0.00
Step Down Date
Realized Loss Adjustment
0.00
Distribution Count
2
Properties
%/Score
Net Liquidation
0.00
Current Specified Enhancement %
(4)
31.20%
Cut-off LTV
83.64%
Step Down %
(5)
57.50%
Cash Out/Refinance
72.50%
Credit Enhancement
Amount
%
% of Current Specified Enhancement %
(6)
35.00%
SFR
67.95%
Original OC
18,138,328.91
7.60%
> Step Down Date?
NO
Target OC
18,138,717.00
7.60%
Min
Max
WA
Beginning OC
18,138,717.00
Extra Principal
0.00
FICO
425
797
615.50
OC Amount per PSA
18,138,717.00
7.60%
Cumulative Extra Principal
388.09
Ending OC
18,138,717.00
OC Release
N/A
Mezz Certificates
50,478,000.00 21.15%
Legend: (1) 60 Days+, REO, F/C % (3) Condn: Cum Loss > specified thresholds (5) Defined Benchmark (7) Condn: Distn Cnt > 36, (4) > (5)
(2) (1) > (6) * (4), then TRUE (4) Mezzanine Certs + OC Amount / Ending Pool Bal (6) Defined Benchmark (Used in Delinq Event Calc)
Owner Occupied
213,442,297.68
89.43%
Balance
199,609,345.96
173,034,161.84
162,175,696.92
Misc/Additional Information
Pool Level Information
4.818130%
4.959380%
Distribution Date: 25-Apr-06
Pool Detail and Performance Indicators Total (All Loans)
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

A
Act/360
29
160,922,193.41
5.098130000%
660,879.60
0.00
0.00
660,879.60
660,879.60
0.00
0.00
0.00
0.00
No
M-1
Act/360
29
18,616,000.00
5.318130000%
79,751.86
0.00
0.00
79,751.86
79,751.86
0.00
0.00
0.00
0.00
No
M-2
Act/360
29
5,489,000.00
5.468130000%
24,178.40
0.00
0.00
24,178.40
24,178.40
0.00
0.00
0.00
0.00
No
M-3
Act/360
29
9,785,000.00
5.688130000%
44,835.89
0.00
0.00
44,835.89
44,835.89
0.00
0.00
0.00
0.00
No
M-4
Act/360
29
4,415,000.00
5.818130000%
20,692.34
0.00
0.00
20,692.34
20,692.34
0.00
0.00
0.00
0.00
No
M-5
Act/360
29
4,177,000.00
6.818130000%
22,941.68
0.00
0.00
22,941.68
22,941.68
0.00
0.00
0.00
0.00
No
M-6
Act/360
29
4,416,000.00
6.818130000%
24,254.36
0.00
0.00
24,254.36
24,254.36
0.00
0.00
0.00
0.00
No
M-7
Act/360
29
3,580,000.00
6.818130000%
19,662.73
0.00
0.00
19,662.73
19,662.73
0.00
0.00
0.00
0.00
No
B-IO
30/360
30
229,538,910.41
2.257220000%
431,766.03
25,541.11
0.00
457,306.29
457,306.29
0.00
0.00
0.00
0.00
No
R-1
30/360
0.00
0.000000000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
No
R-2
30/360
0.00
0.000000000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
No
R-2
30/360
0.00
0.000000000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
No
Total
211,400,193.41
1,328,962.89
25,541.11
0.00
1,354,503.15
1,354,503.15
0.00
0.00
0.00
0.00
(1)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
Interest Payment
Amount
Remaining Int
Carry-Forward
Shortfall
Current Period
(Shortfall) /
Recovery
Net Cap
Rate in
Effect Y/N
Total Interest
Deductions
Method
Days
Remaining
Basis Risk Carry-
Fwd Shortfall
Outstanding Relief
Act / Prepayment
Interest Shortfalls
Class
Accrual
Certificate
Interest
Distribution Date: 25-Apr-06
Pass-Thru Rate
Total Interest
Additions
Distributable
Certificate
Interest
Bond Interest Reconciliation
Opening Balance
- - Accrual - -
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
- - - - - - - - Outstanding - - - - - - - -
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

A
24-Apr-06
27-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-1
24-Apr-06
27-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-2
24-Apr-06
27-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-3
24-Apr-06
27-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-4
24-Apr-06
27-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-5
24-Apr-06
27-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-6
24-Apr-06
27-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
M-7
24-Apr-06
27-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
B-IO
31-Mar-06
25-Mar-06
25-Apr-06
0.00
25,541.11
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-1
31-Mar-06
25-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-2
31-Mar-06
25-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
R-2
31-Mar-06
25-Mar-06
25-Apr-06
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total
0.00
25,541.11
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Prior Interest Due
Date
Current Interest
Due Date
Prior Shortfall
Reimbursement
Other Interest
Proceeds
(1)
Class
Interest Rate
SWAP Agreement
Deposits from YM
Agreement
Prior Int Carry-Fwd
Shortfall
Distribution Date: 25-Apr-06
Asset-Backed Certificates 2006-1
Bear Stearns Asset Backed Securities Trust
Current Int Carry-
Fwd Shortfall
(2)
Current Basis Risk
Carry-Fwd
Shortfall
(1)
Other Interest Proceeds are additional interest amounts specifically allocated to the bond(s) and used in determining the bonds Distributable Interest.
(2)
Interest Carry-Forward Shortfall is unpaid interest with interest thereon.
(3)
Basis Risk Carry-Forward Shortfall - difference between LIBOR plus margin and the Net Rate Cap.
- - - - - - - - - - - - - - - - - - - - - - - - - - - Additions - - - - - - - - - - - - - - - - - - - - - - - - - - - -
- - - - - - - - - - - Deductions - - - - - - - - - -
Bond Interest Reconciliation
Other Interest
Losses
Prepayment
Premiums
Record Date
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

A
170,051,000.00
160,922,193.41
125,190.71
9,465,717.67
0.00
0.00
0.00
0.00
0.00
151,331,285.03
25-Jan-36
N/A
N/A
M-1
18,616,000.00
18,616,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
18,616,000.00
25-Jan-36
N/A
N/A
M-2
5,489,000.00
5,489,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,489,000.00
25-Jan-36
N/A
N/A
M-3
9,785,000.00
9,785,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
9,785,000.00
25-Jan-36
N/A
N/A
M-4
4,415,000.00
4,415,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,415,000.00
25-Jan-36
N/A
N/A
M-5
4,177,000.00
4,177,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,177,000.00
25-Jan-36
N/A
N/A
M-6
4,416,000.00
4,416,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,416,000.00
25-Jan-36
N/A
N/A
M-7
3,580,000.00
3,580,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,580,000.00
25-Jan-36
N/A
N/A
B-IO
238,667,329.00
229,538,910.41
0.00
0.00
0.00
0.00
0.00
0.00
0.00
219,948,002.03
25-Jan-36
N/A
N/A
R-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Jan-36
N/A
N/A
R-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Jan-36
N/A
N/A
R-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
25-Jan-36
N/A
N/A
Total
220,529,000.00
211,400,193.41
125,190.71
9,465,717.67
0.00
0.00
0.00
0.00
0.00
201,809,285.03
Ending
Class Balance
Rated
Final
Maturity
- Credit Support -
Class
Original Class
Balance
Beginning Class
Balance
Current
Losses
Distribution Date: 25-Apr-06
Bond Principal Reconciliation
Unscheduled
Principal
Payment
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
Current
Original
Interest on
Losses
Scheduled Principal
Payment
Cumulative
Losses
- - - - - - - - - - - - - - - - Losses - - - - - - - - - - - - - - -
Extra
Principal
Payment
Prior
Loss
Reimburs.
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

Class
CUSIP
Fitch
Moody's
S&P
A
07384YUT1
NR
Aaa
AAA
M-1
07384YUU8
NR
Aa2
AA
M-2
07384YUV6
NR
Aa3
AA-
M-3
07384YUW4
NR
A2
A
M-4
07384YUX2
NR
A3
A-
M-5
07384YUY0
NR
Baa1
BBB+
M-6
07384YUZ7
NR
Baa2
BBB
M-7
07384YVA1
NR
Baa3
BBB-
B-IO
07384YVC7
NR
NR
NR
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
NR - Designates that the class was not rated by the rating agency.
(1) Changed ratings provided on this report are based on information provided by the applicable rating agency via electronic transmission. It shall be understood that this transmission will generally have been provided to LaSalle within 30 days of the payment date listed on this statement. Because ratings may have changed during the 30 day window, or may not be being provided by the rating agency in an electronic format and therefore not being updated on this report, LaSalle recommends that investors obtain current rating information directly from the rating agency.
- - - - - - - - - Original Ratings - - - - - - -
Fitch
Moody's
S&P
- - - - - - - - - - - - - - - - Ratings Change / Change Date
(1)
- - - - - - - - - - - - - - - - -
Distribution Date: 25-Apr-06
Ratings Information
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

Amount paid to the Derivative Administrator
25,541.11
Distribution Date: 25-Apr-06
Yield Maintenance Agreement
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

Type
Count
Count (%)
Scheduled UPB
Sched UPB (%)
Arrears
Arrears (%)
REO Book Value
0
893
82.9155%
197,111,638.24
88.3877%
0.00
0.0000%
0.00
0.00
30
72
6.6852%
12,587,148.76
5.6443%
0.00
0.0000%
0.00
0.00
60
35
3.2498%
6,650,284.40
2.9821%
0.00
0.0000%
0.00
0.00
90+
12
1.1142%
2,197,200.55
0.9853%
0.00
0.0000%
0.00
0.00
BKY0
34
3.1569%
3,393,236.83
1.5216%
0.00
0.0000%
0.00
0.00
BKY30
5
0.4643%
474,462.46
0.2128%
0.00
0.0000%
0.00
0.00
BKY60
3
0.2786%
487,888.70
0.2188%
0.00
0.0000%
0.00
0.00
BKY90+
2
0.1857%
106,197.91
0.0476%
0.00
0.0000%
0.00
0.00
PIF
21
1.9499%
0.00
0.0000%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
1077
100.0000%
223,008,057.00
100.0000%
0.00
0.0000%
0.00
0.00
Delinq Total (Prior Month End):
129
11.9777%
22,503,182.00
10.0907%
0.00
0.0000%
0.00
0.00
Total (Prior Month End):
Delinq Total (Prior Month End):
F/C Quick Sale
Value
Total
Distribution Date: 25-Apr-06
End of Month Balance Reporting
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
Count
Balance
25-Apr-06
882
194,457,216
71
12,181,515
35
6,650,284
12
2,197,201
44
4,461,786
0
0
0
0
27-Mar-06
910
205,258,412
88
14,486,095
26
3,868,057
4
1,038,026
49
4,888,322
0
0
0
0
Total (All Loans)
Delinquency Balances are Exclusive of REO, Foreclosures and Bankruptcies.
Delinq 3+ Months
Bankruptcy
Foreclosure
REO
Distribution
Date
Current
Delinq 1 Month
Delinq 2 Months
Distribution Date: 25-Apr-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part I
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
#
Balance
25-Apr-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
34
3,393,237
5
474,462
3
487,889
2
106,198
27-Mar-06
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
0
32
3,390,960
11
1,012,712
6
484,650
0
0
61-90 Days
90 + Days
Total (All Loans)
61-90 Days
90 + Days
Current
31-60 Days
- - - - - - - - - - - In Foreclosure and Delinquent - - - - - - - - - - - - -
- - - - - - - - - - - - - - - In REO and Delinquent - - - - - - - - - - - - - -
- - - - - - - - - - - - - In Bankruptcy and Delinquent - - - - - - - - - - - - -
Distribution
Date
Current
31-60 Days
61-90 Days
90 + Days
Current
31-60 Days
Distribution Date: 25-Apr-06
Asset-Backed Facts ~ 15 Month Historical Loan Status Summary Part II
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

Insurance
Substitution
Liquidation
Remaining Term
#
Balance
#
Balance
Proceeds
Proceeds
Proceeds
#
Amount
Life
Coupon
Remit
25-Apr-06
1,044
219,948,002
33
9,463,686
0.00
0.00
0.00
0
0
345
7.46%
6.95%
27-Mar-06
1,077
229,538,910
35
8,970,655
0.00
0.00
0.00
0
0
346
7.46%
6.95%
Curr Weighted Avg.
Total (All Loans)
Distribution
Date
Ending Pool
Payoffs
Realized Losses
Distribution Date: 25-Apr-06
Asset-Backed Facts ~ 15 Month Historical Payoff/Loss Summary
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

SMM (Single Monthly Mortality)
Total
Current Period
4.12%
3-Month Average
2.63%
6-Month Average
1.31%
12-Month Average
0.66%
Average Since Cut-Off
3.94%
CPR (Conditional Prepayment Rate)
Total
Current Period
39.68%
3-Month Average
25.51%
6-Month Average
12.76%
12-Month Average
6.38%
Average Since Cut-Off
38.27%
PSA (Public Securities Association)
Total
Current Period
661%
3-Month Average
425%
6-Month Average
213%
12-Month Average
106%
Average Since Cut-Off
638%
SMM
Single Monthly Mortality
(Partial and Full Prepayments + Repurchases + Liquidations) / (Beginning Collateral Balance - Scheduled Principal)
CPR
Conditional Prepayment Rate
1 - ((1 - SMM)^12)
PSA
Public Securities Association
100 * CPR / (0.2 * MIN(30,WAS))
WAS
Weighted Average Seasoning
((Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Distribution Date: 25-Apr-06
Prepayment Summary
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
0.00%
0.70%
1.40%
2.10%
2.80%
3.50%
4.20%
4.90%
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
0.00%
6.34%
12.69%
19.03%
25.37%
31.71%
38.06%
44.40%
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
0%
100%
200%
300%
400%
500%
600%
700%
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

C
M
N
O
P
REO
Short Pay
Third Party
Write-off
R
S
T
W

1
2
3
4
5
6
7
8
9
Distribution Date: 25-Apr-06
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
Adjustment Legend
Escrow Bal/Adv
MREC
Rest'd Escrow
Replacement Res.
Suspense
Third Party
Charged Off/Matured
Side Note
Manual
Liq. Type Code - Legend
Charge-off
Matured
Repurchase
Note Sale
Paid in Full
Current Period Realized Loss Detail
Loss-Certs Non-
adjusted
Subsequent
Recov/(Exp)
Original Liquidation
Balance
Adj Type
Liq Type
Loss-Certs
Adjusted
Loss-Loan
Adjusted
Net Liquidation
Proceeds
Disclosure Control #
Period
Loss to Trust
Loss-Loan Non-
adjusted
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

Distribution Date
Beginning Scheduled
Balance
Net Liquidation
Proceeds
Realized Loss
Loan Count
Realized Loss
Adjusted
Cumulative
Realized Loss
Amount
Count
Amount
Count
Amount
Count
25-Apr-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
27-Mar-06
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
0.00
Total
0.00
0.00
0.00
0
0.00
0
0.00
0
0.00
0
0.00
Recovery on Prior
Liquidations
Claims on Prior Liquidations
(Claims)/Recoveries on
Prior Payoffs
- - - - - - - - - - - - - - Previous Liquidations/Payoffs - - - - - - - - - - - - - -
- - - - - - - - - - - - - - - - - Current Realized Loss - - - - - - - - - - - - - - - - -
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
Distribution Date: 25-Apr-06
Historical Realized Loss Summary
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

MDR (monthly Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
CDR (Conditional Default Rate)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
SDA (Standard Default Assumption)
Total
Current Period
0.00%
3-Month Average
0.00%
6-Month Average
0.00%
12-Month Average
0.00%
Average Since Cut-Off
0.00%
MDR
(Monthly Default Rate)
(Beginning Principal Balance of Liquidated Loans) / (Total Beginning Principal Balance)
CDR
(Conditional Default Rate)
1 - ((1 - MDR)^
12
SDA
(Standard Default Assumption)
If WAS=30 then CDR/(WAS*0.02) else if 30<WAS=60 then CDR/0.6 else if 60<WAS=120 then CDR/(0.6-((WAS-60)*0.0095)) else if WAS>120 then CDR/0.03
WAS
Weighted Average Seasoning
((Original Term - Remaining Term) * (Current Scheduled Balance / Deal Scheduled Principal Balance)
Distribution Date: 25-Apr-06
Realized Loss Summary
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
0.00%
20.00%
40.00%
60.00%
80.00%
100.00%
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
0.00%
20.00%
40.00%
60.00%
80.00%
100.00%
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
0%
20%
40%
60%
80%
100%
May-05
Jun-05
Jul-05
Aug-05
Sep-05
Oct-05
Nov-05
Dec-05
Jan-06
Feb-06
Mar-06
Apr-06
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

Distribution Date: 25-Apr-06
Realized Loss
Appraisal
Reduction
Amount
Date
Liquidated
Liquidation
Proceeds
Liquidation
Expenses
Historical Collateral Level REO Report
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
Appraisal
Date
Disclosure
Control #
REO Date
Recent
Apprasal Value
Scheduled
Balance
City
State
Property Type
Actual Balance
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

Material breaches of pool asset representation or warranties or transaction covenants.
Material Breach Description
Disclosure Control
#
Loan Group #
Ending Principal
Balance
Material Breach
Date
Distribution Date: 25-Apr-06
Material Breaches Detail
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.

Modifications include any extensions or waivers to the mortgage loan terms, fees, penalties or payments during the preceding calendar month or that have become material over time.
Modification Description
Disclosure Control
#
Loan Group #
Modified Maturity
Date
Cutoff Maturity
Date
Distribution Date: 25-Apr-06
Modified Loan Detail
Bear Stearns Asset Backed Securities Trust
Asset-Backed Certificates 2006-1
21-Apr-2006 10:10

(c) 2006 LaSalle Bank N.A.